PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Gateway Fund

Shares	Description	Value (†)

Common Stocks – 98.3% of Net Assets
	Aerospace & Defense – 1.4%
148,078	Boeing Co. (The)(a)(b)	$28,356,937
41,278	HEICO Corp.(b)	6,337,824
95,225	L3Harris Technologies, Inc.(b)	23,660,556
552,963	Raytheon Technologies Corp.(b)	54,782,044

		113,137,361

	Air Freight & Logistics – 0.6%
36,648	GXO Logistics, Inc.(a)(b)	2,614,468
216,722	United Parcel Service, Inc., Class B(b)	46,478,200

		49,092,668

	Airlines – 0.3%
153,012	Alaska Air Group, Inc.(a)(b)	8,876,226
714,692	JetBlue Airways Corp.(a)(b)	10,684,646
144,851	United Airlines Holdings, Inc.(a)(b)	6,715,292

		26,276,164

	Auto Components – 0.1%
36,852	Autoliv, Inc.(b)	2,816,967
106,265	Goodyear Tire & Rubber Co. (The)(a)	1,518,527

		4,335,494

	Automobiles – 2.8%
1,177,145	Ford Motor Co.(b)	19,905,522
409,843	General Motors Co.(a)(b)	17,926,533
172,474	Tesla, Inc.(a)(b)	185,857,982

		223,690,037

	Banks – 3.4%
266,138	Associated Banc-Corp(b)	6,057,301
2,206,566	Bank of America Corp.(b)	90,954,650
769,666	JPMorgan Chase & Co.(b)	104,920,869
24,698	Signature Bank(b)	7,248,616
1,234,980	Wells Fargo & Co.(b)	59,847,131

		269,028,567

	Beverages – 1.4%
520,582	Keurig Dr Pepper, Inc.(b)	19,730,058
245,539	Monster Beverage Corp.(a)(b)	19,618,566
429,766	PepsiCo, Inc.(b)	71,934,233

		111,282,857

	Biotechnology – 1.9%
404,290	AbbVie, Inc.(b)	65,539,452
21,150	Alnylam Pharmaceuticals, Inc.(a)(b)	3,453,584
151,355	Amgen, Inc.(b)	36,600,666
46,264	Biogen, Inc.(a)(b)	9,743,198
25,770	BioMarin Pharmaceutical, Inc.(a)(b)	1,986,867
48,947	Exact Sciences Corp.(a)(b)	3,422,374

Shares	Description	Value (†)

Common Stocks – continued
	Biotechnology – continued
96,426	Ionis Pharmaceuticals, Inc.(a)(b)	$3,571,619
27,863	Seagen, Inc.(a)(b)	4,013,665
84,383	Vertex Pharmaceuticals, Inc.(a)(b)	22,021,432

		150,352,857

	Building Products – 0.3%
435,575	Carrier Global Corp.(b)	19,979,825
20,800	Lennox International, Inc.(b)	5,363,488

		25,343,313

	Capital Markets – 2.4%
44,130	Blackstone, Inc.(b)	5,601,862
404,895	Charles Schwab Corp. (The)(b)	34,136,698
28,906	FactSet Research Systems, Inc.(b)	12,549,540
247,065	Intercontinental Exchange, Inc.(b)	32,642,228
95,890	KKR & Co., Inc.(b)	5,606,688
474,198	Morgan Stanley(b)	41,444,905
41,804	MSCI, Inc.(b)	21,022,396
96,357	S&P Global, Inc.(b)	39,523,714

		192,528,031

	Chemicals – 1.6%
83,434	Ashland Global Holdings, Inc.(b)	8,210,740
104,391	Celanese Corp.(b)	14,914,342
335,148	Corteva, Inc.(b)	19,264,307
357,600	Dow, Inc.(b)	22,786,272
125,392	Eastman Chemical Co.(b)	14,051,428
63,650	Ingevity Corp.(a)(b)	4,078,055
167,820	LyondellBasell Industries NV, Class A(b)	17,255,252
125,903	Mosaic Co. (The)(b)	8,372,549
14,923	Nutrien Ltd.	1,551,843
115,834	Olin Corp.(b)	6,055,802
95,921	RPM International, Inc.(b)	7,811,806
195,010	Valvoline, Inc.(b)	6,154,516

		130,506,912

	Commercial Services & Supplies – 0.8%
122,157	Copart, Inc.(a)(b)	15,327,039
69,341	Waste Connections, Inc.(b)	9,686,938
244,724	Waste Management, Inc.(b)	38,788,754

		63,802,731

	Communications Equipment – 0.9%
29,460	Ciena Corp.(a)(b)	1,786,160
1,243,711	Cisco Systems, Inc.(b)	69,349,325

		71,135,485

	Construction Materials – 0.2%
48,861	Martin Marietta Materials, Inc.(b)	18,806,110

	Consumer Finance – 0.6%
121,623	Ally Financial, Inc.(b)	5,288,168

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
223,609	Discover Financial Services(b)	$24,639,476
445,997	Synchrony Financial(b)	15,525,155

		45,452,799

	Containers & Packaging – 0.5%
73,855	Avery Dennison Corp.(b)	12,848,554
60,185	Crown Holdings, Inc.(b)	7,528,542
120,587	Sonoco Products Co.(b)	7,543,923
213,615	WestRock Co.(b)	10,046,313

		37,967,332

	Distributors – 0.2%
107,529	Genuine Parts Co.(b)	13,550,805

	Diversified Consumer Services – 0.1%
67,454	Service Corp. International(b)	4,439,822

	Diversified Financial Services – 2.0%
432,825	Berkshire Hathaway, Inc., Class B(a)(b)	152,748,271
133,431	Voya Financial, Inc.(b)	8,853,147

		161,601,418

	Diversified Telecommunication Services – 1.1%
319,876	Liberty Global PLC, Class C(a)(b)	8,287,987
738,114	Lumen Technologies, Inc.(b)	8,318,545
1,351,553	Verizon Communications, Inc.(b)	68,848,110

		85,454,642

	Electric Utilities – 1.2%
323,243	Alliant Energy Corp.(b)	20,196,223
454,450	American Electric Power Co., Inc.(b)	45,340,476
138,237	Evergy, Inc.(b)	9,447,117
349,526	FirstEnergy Corp.(b)	16,029,262
153,399	OGE Energy Corp.(b)	6,255,611

		97,268,689

	Electrical Equipment – 0.5%
197,284	Eaton Corp. PLC(b)	29,939,820
50,567	Hubbell, Inc.(b)	9,292,697

		39,232,517

	Electronic Equipment, Instruments & Components – 0.7%
97,069	CDW Corp.(b)	17,364,673
375,436	Corning, Inc.(b)	13,857,343
26,442	Teledyne Technologies, Inc.(a)(b)	12,497,283
33,350	Zebra Technologies Corp., Class A(a)(b)	13,796,895

		57,516,194

	Energy Equipment & Services – 0.5%
681,335	Halliburton Co.(b)	25,802,156
273,059	Helmerich & Payne, Inc.(b)	11,681,464

		37,483,620

Shares	Description	Value (†)

Common Stocks – continued
	Entertainment – 1.4%
81,510	Live Nation Entertainment, Inc.(a)(b)	$9,588,837
108,915	Netflix, Inc.(a)(b)	40,798,470
17,694	Roku, Inc.(a)(b)	2,216,527
447,756	Walt Disney Co. (The)(a)(b)	61,414,213

		114,018,047

	Food & Staples Retailing – 1.8%
26,487	Casey’s General Stores, Inc.(b)	5,248,929
104,945	Costco Wholesale Corp.(b)	60,432,578
261,854	Kroger Co. (The)(b)	15,022,564
115,434	U.S. Foods Holding Corp.(a)(b)	4,343,781
396,050	Walmart, Inc.(b)	58,979,766

		144,027,618

	Food Products – 0.9%
61,781	Bunge Ltd.(b)	6,845,953
285,638	Hormel Foods Corp.(b)	14,721,783
74,762	Lamb Weston Holdings, Inc.(b)	4,478,991
698,295	Mondelez International, Inc., Class A(b)	43,838,960
52,500	Post Holdings, Inc.(a)(b)	3,636,150

		73,521,837

	Gas Utilities – 0.0%
76,973	UGI Corp.(b)	2,787,962

	Health Care Equipment & Supplies – 2.8%
461,268	Abbott Laboratories(b)	54,595,680
221,229	Baxter International, Inc.(b)	17,154,097
554,460	Boston Scientific Corp.(a)(b)	24,557,033
225,116	Edwards Lifesciences Corp.(a)(b)	26,500,656
13,103	Insulet Corp.(a)(b)	3,490,508
108,519	Intuitive Surgical, Inc.(a)(b)	32,738,012
354,844	Medtronic PLC(b)	39,369,942
55,109	STERIS PLC(b)	13,323,703
24,419	Teleflex, Inc.(b)	8,664,594

		220,394,225

	Health Care Providers & Services – 2.9%
83,702	Anthem, Inc.(b)	41,116,097
391,630	CVS Health Corp.(b)	39,636,872
88,160	HCA Healthcare, Inc.(b)	22,094,659
16,707	Molina Healthcare, Inc.(a)(b)	5,573,288
227,229	UnitedHealth Group, Inc.(b)	115,879,973
65,316	Universal Health Services, Inc., Class B(b)	9,467,554

		233,768,443

	Health Care Technology – 0.2%
110,699	Cerner Corp.(b)	10,356,998
35,189	Veeva Systems, Inc., Class A(a)(b)	7,476,255

		17,833,253

Shares	Description	Value (†)

Common Stocks – continued
	Hotels, Restaurants & Leisure – 1.6%
10,433	Booking Holdings, Inc.(a)(b)	$24,501,379
153,850	Hilton Grand Vacations, Inc.(a)(b)	8,001,739
168,770	Hilton Worldwide Holdings, Inc.(a)(b)	25,609,160
210,912	McDonald’s Corp.(b)	52,154,319
174,700	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)(b)	1,334,708
163,196	Restaurant Brands International, Inc.(b)	9,529,014
12,225	Vail Resorts, Inc.(b)	3,181,801
208,390	Wendy’s Co. (The)(b)	4,578,328

		128,890,448

	Household Durables – 0.2%
2,420	NVR, Inc.(a)(b)	10,810,793
129,073	Toll Brothers, Inc.(b)	6,069,013

		16,879,806

	Household Products – 1.5%
130,303	Clorox Co. (The)(b)	18,116,026
644,259	Procter & Gamble Co. (The)(b)	98,442,775

		116,558,801

	Industrial Conglomerates – 1.4%
300,675	3M Co.(b)	44,764,494
265,630	General Electric Co.(b)	24,305,145
213,732	Honeywell International, Inc.(b)	41,587,973

		110,657,612

	Insurance – 2.1%
577,052	Aflac, Inc.(b)	37,156,378
62,761	American Financial Group, Inc.(b)	9,139,257
91,119	Aon PLC, Class A(b)	29,671,080
117,173	Arch Capital Group Ltd.(a)(b)	5,673,517
187,556	Arthur J. Gallagher & Co.(b)	32,747,278
161,064	Brown & Brown, Inc.(b)	11,640,095
74,687	Fidelity National Financial, Inc.(b)	3,647,713
229,450	Lincoln National Corp.(b)	14,996,852
3,155	Markel Corp.(a)(b)	4,654,382
25,430	RenaissanceRe Holdings Ltd.(b)	4,030,909
329,593	Unum Group(b)	10,385,476

		163,742,937

	Interactive Media & Services – 5.8%
32,158	Alphabet, Inc., Class A(a)(b)	89,442,653
87,989	Alphabet, Inc., Class C(a)(b)	245,752,397
83,784	Match Group, Inc.(a)(b)	9,110,672
512,545	Meta Platforms, Inc., Class A(a)(b)	113,969,506
244,585	Twitter, Inc.(a)(b)	9,462,994

		467,738,222

	Internet & Direct Marketing Retail – 3.9%
92,964	Amazon.com, Inc.(a)(b)	303,057,992
45,683	Etsy, Inc.(a)(b)	5,677,483

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – continued
2,538	MercadoLibre, Inc.(a)(b)	$3,018,900

		311,754,375

	IT Services – 3.9%
147,645	Automatic Data Processing, Inc.(b)	33,595,143
34,718	Block, Inc.(a)(b)	4,707,761
114,609	DXC Technology Co.(a)(b)	3,739,692
16,340	EPAM Systems, Inc.(a)(b)	4,846,607
211,254	Fidelity National Information Services, Inc.(b)	21,214,127
37,892	Gartner, Inc.(a)(b)	11,271,354
194,613	Mastercard, Inc., Class A(b)	69,550,794
160,547	Paychex, Inc.(b)	21,909,849
300,792	PayPal Holdings, Inc.(a)(b)	34,786,595
4,136	Shopify, Inc., Class A(a)(b)	2,795,770
24,981	Twilio, Inc., Class A(a)(b)	4,117,119
72,450	VeriSign, Inc.(a)(b)	16,117,227
389,379	Visa, Inc., Class A(b)	86,352,581

		315,004,619

	Leisure Products – 0.0%
19,460	Polaris, Inc.(b)	2,049,527

	Life Sciences Tools & Services – 1.6%
151,550	Avantor, Inc.(a)(b)	5,125,421
149,594	Danaher Corp.(b)	43,880,408
29,853	ICON PLC(a)(b)	7,260,847
50,834	Illumina, Inc.(a)(b)	17,761,399
92,491	Thermo Fisher Scientific, Inc.(b)	54,629,809

		128,657,884

	Machinery – 1.5%
164,740	Caterpillar, Inc.(b)	36,707,367
89,903	Cummins, Inc.(b)	18,440,004
78,757	Deere & Co.(b)	32,720,383
62,061	Parker-Hannifin Corp.(b)	17,610,430
121,067	Pentair PLC(b)	6,563,042
63,733	Timken Co. (The)(b)	3,868,593

		115,909,819

	Media – 0.8%
1,105,162	Comcast Corp., Class A(b)	51,743,685
33,220	Liberty Broadband Corp., Class C(a)(b)	4,495,330
532,406	Sirius XM Holdings, Inc.(b)	3,524,528

		59,763,543

	Metals & Mining – 0.3%
28,464	Alcoa Corp.(b)	2,562,614
116,378	Southern Copper Corp.(b)	8,833,090
105,443	Steel Dynamics, Inc.(b)	8,797,110
89,874	Worthington Industries, Inc.(b)	4,620,422

		24,813,236

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – 1.5%
318,845	Ameren Corp.(b)	$29,894,907
407,360	Consolidated Edison, Inc.(b)	38,568,845
335,214	Public Service Enterprise Group, Inc.(b)	23,464,980
314,004	WEC Energy Group, Inc.(b)	31,340,739

		123,269,471

	Multiline Retail – 0.5%
101,909	Nordstrom, Inc.(b)	2,762,753
172,248	Target Corp.(b)	36,554,471

		39,317,224

	Oil, Gas & Consumable Fuels – 3.4%
212,775	Cenovus Energy, Inc.(b)	3,549,087
61,621	Cheniere Energy, Inc.(b)	8,543,752
470,720	Chevron Corp.(b)	76,647,338
436,130	ConocoPhillips(b)	43,613,000
69,250	Continental Resources, Inc.(b)	4,247,103
54,458	Enbridge, Inc.	2,509,969
1,035,958	Exxon Mobil Corp.(b)	85,559,771
61,365	HF Sinclair Corp.(b)	2,445,395
283,593	Occidental Petroleum Corp.(b)	16,091,067
254,599	ONEOK, Inc.(b)	17,982,327
246,120	Suncor Energy, Inc.(b)	8,021,051
37,460	Targa Resources Corp.(b)	2,827,106

		272,036,966

	Personal Products – 0.1%
66,558	BellRing Brands, Inc.(a)	1,536,159
124,539	Herbalife Nutrition Ltd.(a)(b)	3,781,004

		5,317,163

	Pharmaceuticals – 4.0%
630,571	Bristol-Myers Squibb Co.(b)	46,050,600
187,963	Eli Lilly & Co.(b)	53,826,964
14,229	Jazz Pharmaceuticals PLC(a)	2,215,029
581,508	Johnson & Johnson(b)	103,060,663
597,588	Merck & Co., Inc.(b)	49,032,095
1,334,797	Pfizer, Inc.(b)	69,102,441

		323,287,792

	Professional Services – 0.3%
82,175	Booz Allen Hamilton Holding Corp.(b)	7,218,252
97,840	CoStar Group, Inc.(a)(b)	6,517,122
63,383	ManpowerGroup, Inc.(b)	5,952,931
72,293	TransUnion(b)	7,470,759

		27,159,064

	Real Estate Management & Development – 0.0%
56,375	Zillow Group, Inc., Class C(a)(b)	2,778,724

	REITs – Apartments – 0.7%
252,006	American Homes 4 Rent, Class A(b)	10,087,800

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Apartments – continued
85,332	Camden Property Trust(b)	$14,182,179
409,105	Invitation Homes, Inc.(b)	16,437,839
265,036	UDR, Inc.(b)	15,205,115

		55,912,933

	REITs - Diversified – 0.7%
115,876	American Tower Corp.(b)	29,110,369
361,090	Duke Realty Corp.(b)	20,964,885
100,874	W.P. Carey, Inc.(b)	8,154,654

		58,229,908

	REITs - Health Care – 0.3%
260,504	Healthcare Realty Trust, Inc.(b)	7,158,650
453,565	Medical Properties Trust, Inc.(b)	9,588,364
450,523	Sabra Health Care REIT, Inc.(b)	6,708,288

		23,455,302

	REITs - Manufactured Homes – 0.3%
143,552	Equity LifeStyle Properties, Inc.(b)	10,978,857
68,343	Sun Communities, Inc.(b)	11,979,844

		22,958,701

	REITs - Mortgage – 0.0%
515,972	Annaly Capital Management, Inc.(b)	3,632,443

	REITs - Office Property – 0.1%
188,262	Douglas Emmett, Inc.(b)	6,291,716
61,813	Kilroy Realty Corp.(b)	4,723,750

		11,015,466

	REITs - Single Tenant – 0.1%
221,497	National Retail Properties, Inc.(b)	9,954,075

	REITs - Storage – 0.1%
151,601	CubeSmart(b)	7,887,800

	Road & Rail – 1.0%
115,540	Canadian Pacific Railway Ltd.(b)	9,536,672
836,813	CSX Corp.(b)	31,338,647
47,741	J.B. Hunt Transport Services, Inc.(b)	9,585,915
47,143	Lyft, Inc., Class A(a)(b)	1,810,291
62,946	Old Dominion Freight Line, Inc.(b)	18,800,711
81,759	Uber Technologies, Inc.(a)(b)	2,917,161
36,648	XPO Logistics, Inc.(a)(b)	2,667,975

		76,657,372

	Semiconductors & Semiconductor Equipment – 6.0%
359,136	Advanced Micro Devices, Inc.(a)(b)	39,267,930
170,421	Analog Devices, Inc.(b)	28,150,141
195,487	Applied Materials, Inc.(b)	25,765,187
100,260	Broadcom, Inc.(b)	63,131,717
950,316	Intel Corp.(b)	47,097,661

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
83,719	Marvell Technology, Inc.(b)	$6,003,490
304,535	Micron Technology, Inc.(b)	23,720,231
522,599	NVIDIA Corp.(b)	142,596,363
270,848	QUALCOMM, Inc.(b)	41,390,991
106,600	Teradyne, Inc.(b)	12,603,318
258,807	Texas Instruments, Inc.(b)	47,485,908

		477,212,937

	Software – 8.9%
121,776	Adobe, Inc.(a)(b)	55,483,581
61,145	Black Knight, Inc.(a)(b)	3,545,799
135,877	Cadence Design Systems, Inc.(a)(b)	22,346,331
80,963	Ceridian HCM Holding, Inc.(a)(b)	5,534,631
1,600,110	Microsoft Corp.(b)	493,329,914
417,592	Oracle Corp.(b)	34,547,386
10,137	Palo Alto Networks, Inc.(a)(b)	6,310,384
206,412	salesforce.com, inc.(a)(b)	43,825,396
53,716	ServiceNow, Inc.(a)(b)	29,913,903
50,394	SS&C Technologies Holdings, Inc.(b)	3,780,558
33,560	VMware, Inc., Class A(b)	3,821,477
24,793	Workday, Inc., Class A(a)(b)	5,936,932
39,973	Zoom Video Communications, Inc., Class A(a)(b)	4,686,035

		713,062,327

	Specialty Retail – 1.7%
169,038	American Eagle Outfitters, Inc.(b)	2,839,838
17,696	Burlington Stores, Inc.(a)(b)	3,223,680
20,171	Dick’s Sporting Goods, Inc.(b)	2,017,504
106,125	Foot Locker, Inc.(b)	3,147,668
256,279	Home Depot, Inc. (The)(b)	76,711,993
222,860	Lowe’s Cos., Inc.(b)	45,060,063
17,808	Williams-Sonoma, Inc.(b)	2,582,160

		135,582,906

	Technology Hardware, Storage & Peripherals – 7.3%
3,324,348	Apple, Inc.(b)	580,464,404
63,335	Dell Technologies, Inc., Class C(a)(b)	3,178,784

		583,643,188

	Textiles, Apparel & Luxury Goods – 0.6%
20,562	Lululemon Athletica, Inc.(a)(b)	7,509,859
301,320	NIKE, Inc., Class B(b)	40,545,619

		48,055,478

	Tobacco – 0.5%
835,913	Altria Group, Inc.(b)	43,676,454

	Trading Companies & Distributors – 0.1%
38,324	GATX Corp.(b)	4,726,499

	Total Common Stocks (Identified Cost $3,101,198,042)	7,866,888,832

Principal Amount	Description	Value (†)

Total Purchased Options – 0.9% (Identified Cost $149,744,633) (see detail below)		$73,326,515

Short-Term Investments – 2.3%
$ 186,418,033	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $186,418,033 on 4/01/2022 collateralized by $190,399,300 U.S. Treasury Note, 2.250% due 3/31/2024 valued at $190,146,449 including accrued interest(c) (Identified Cost $186,418,033)	186,418,033

	Total Investments – 101.5% (Identified Cost $3,437,360,708)	8,126,633,380
	Other assets less liabilities – (1.5)%	(122,524,599)

	Net Assets – 100.0%	$8,004,108,781

Purchased Options – 0.9%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 0.9%
S&P 500® Index, Put(a)(d)	5/20/2022	4,000	2,510	$1,137,132,910	$14,813,884	$6,011,450
S&P 500® Index, Put(a)(d)	5/20/2022	4,025	2,509	1,136,679,869	22,790,716	6,498,310
S&P 500® Index, Put(a)(d)	5/20/2022	4,050	2,509	1,136,679,869	20,732,681	7,012,655
S&P 500® Index, Put(a)(d)	6/17/2022	3,950	2,509	1,136,679,869	13,554,873	10,512,710
S&P 500® Index, Put(a)(d)	6/17/2022	4,000	2,509	1,136,679,869	15,604,726	11,817,390
S&P 500® Index, Put(a)(d)	6/17/2022	4,025	2,141	969,960,781	11,652,328	10,737,115
S&P 500® Index, Put(a)(d)	9/16/2022	3,800	2,509	1,136,679,869	50,595,425	20,736,885

Total					$149,744,633	$73,326,515

Written Options – (1.7%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.7%)
S&P 500® Index, Call(d)	4/29/2022	4,550	(1,909)	$(864,855,269)	$(15,144,994)	$(16,092,870)
S&P 500® Index, Call(d)	4/29/2022	4,600	(1,910)	(865,308,310)	(11,409,385)	(10,915,650)
S&P 500® Index, Call(d)	5/20/2022	4,500	(1,909)	(864,855,269)	(17,705,021)	(28,100,480)
S&P 500® Index, Call(d)	5/20/2022	4,550	(1,909)	(864,855,269)	(17,920,738)	(22,039,405)
S&P 500® Index, Call(d)	5/20/2022	4,600	(1,910)	(865,308,310)	(14,981,085)	(16,617,000)
S&P 500® Index, Call(d)	5/20/2022	4,700	(1,910)	(865,308,310)	(9,163,225)	(8,184,350)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – continued
S&P 500® Index, Call(d)	5/20/2022	4,750	(1,920)	(869,838,720)	(8,635,200)	(5,347,200)
S&P 500® Index, Call(d)	6/17/2022	4,650	(1,910)	(865,308,310)	(16,507,175)	(18,039,950)
S&P 500® Index, Call(d)	6/17/2022	4,700	(1,909)	(864,855,269)	(19,707,313)	(13,658,895)

Total					$(131,174,136)	$(138,995,800)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,866,888,832	$—	$—	$7,866,888,832
Purchased Options*	73,326,515	—	—	73,326,515
Short-Term Investments	—	186,418,033	—	186,418,033

Total	$7,940,215,347	$186,418,033	$—	$8,126,633,380

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(138,995,800)	$—	$—	$(138,995,800)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. As of March 31, 2022, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2022:

Assets	Investments at value [1]
Exchange-traded asset derivatives
Equity contracts	$73,326,515

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(138,995,800)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2022 (Unaudited)

Software	8.9%
Technology Hardware, Storage & Peripherals	7.3
Semiconductors & Semiconductor Equipment	6.0
Interactive Media & Services	5.8
Pharmaceuticals	4.0
IT Services	3.9
Internet & Direct Marketing Retail	3.9
Oil, Gas & Consumable Fuels	3.4
Banks	3.4
Health Care Providers & Services	2.9
Automobiles	2.8
Health Care Equipment & Supplies	2.8
Capital Markets	2.4
Insurance	2.1
Diversified Financial Services	2.0
Other Investments, less than 2% each	37.6
Short-Term Investments	2.3

Total Investments	101.5
Other assets less liabilities (including open written options)	(1.5)

Net Assets	100.0%